Acquisition of Cromwell AS (Details Narrative) - USD ($) $ in Thousands			2 Months Ended	12 Months Ended
		May 12, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Dec. 05, 2026	Jun. 17, 2026	Jan. 30, 2026
IfrsStatementLineItems [Line Items]
Fair value of common stock				$ 18,257	$ 69,511	$ 2,861
Acquisition related costs				10,195
Revenue				2,545	61	16
Net income				(49,732)	$ (15,658)	$ (46,700)
Identifiable assets acquired and liabilities		$ 16,390
Customer Contract [Member]
IfrsStatementLineItems [Line Items]
Identifiable intangible asset		7,100
Trademark [member]
IfrsStatementLineItems [Line Items]
Identifiable intangible asset		15,200
Cromwell AS [Member]
IfrsStatementLineItems [Line Items]
Acquisition date fair value consideration		37,684
Revenue			$ 2,450	18,250
Net income			$ 280	$ 2,090
Identifiable assets acquired and liabilities		$ 21,285
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			30,724,084	30,724,084	12,527,212	4,439,733
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,055,147	1,055,147
Fair value of common stock				$ 2,800
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			4,270,358	4,270,358					970
Fair value of common stock	[1]			$ 19,328	$ 70,288	$ 3,068
Cromwell AS [Member]
IfrsStatementLineItems [Line Items]
Subsidiary ownership percentage		100.00%
Acquisition date fair value consideration		$ 20,900
Deferred cash payments		10,250
Cromwell AS [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							1,507,353
Fair value of common stock		$ 3,900
Cromwell AS [Member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,055,147
Fair value of common stock		$ 2,800
Cromwell AS [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued								1,054,963

[1]	During the year ended June 30, 2026, the company issued 1,434,051 shares and 610,698 in July 2025 and August 2025, raising gross proceeds amounting to $8.7 million and $3.7 million, respectively pursuant to an F1 registration statement. Additionally, for the Regulation S equity raise, the company entered into private placement agreements with Abri Advisors Ltd for 615,714 shares with $2.15 million in gross proceeds, Mustafa for 400,000 shares with $1.7 million in gross proceeds, HRH for 250,000 shares with $0.412 million in gross proceeds, Brownstone Capital for 1,257,298 shares with $3.521 million in gross proceeds, TAG for 6,500,000 shares with $7.8 million in gross proceeds.